UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

 Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2018

 Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Aristotle International Equity Fund
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Aristotle Strategic Credit Fund
Schedule of Investments	17
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Aristotle Value Equity Fund
Schedule of Investments	28
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Aristotle Small Cap Equity Fund
Schedule of Investments	36
Statement of Assets and Liabilities	41
Statement of Operations	42
Statements of Changes in Net Assets	43
Financial Highlights	44
Aristotle Core Equity Fund
Schedule of Investments	45
Statement of Assets and Liabilities	49
Statement of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	52
Notes to Financial Statements	53
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.7%
	AUSTRIA – 2.3%
53,200	Erste Group Bank A.G.*	$2,221,067
	CANADA – 5.5%
32,600	Agnico Eagle Mines Ltd.	1,494,058
121,000	Cameco Corp.	1,361,215
104,900	Goldcorp, Inc.	1,438,179
123,000	Peyto Exploration & Development Corp.	946,802
		5,240,254
	FRANCE – 5.7%
19,500	Dassault Systemes	2,732,687
8,100	LVMH Moet Hennessy Louis Vuitton S.E.	2,697,793
		5,430,480
	IRELAND – 2.1%
23,300	Medtronic PLC	1,994,713
	JAPAN – 16.7%
104,200	Astellas Pharma, Inc.	1,589,611
21,100	Hoshizaki Corp.	2,136,395
146,500	Kubota Corp.	2,306,368
104,200	Marui Group Co., Ltd.	2,196,656
154,600	Mitsubishi UFJ Financial Group, Inc.	881,254
13,100	Nidec Corp.	1,967,100
60,400	ORIX Corp.	955,795
38,600	Sony Corp.	1,974,714
246,000	Toray Industries, Inc.	1,941,959
		15,949,852
	KOREA (REPUBLIC OF-SOUTH) – 3.8%
108,200	Samsung Electronics Co., Ltd.	3,655,209
	MEXICO – 1.4%
800,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A*	1,351,440
	NETHERLANDS – 4.2%
20,500	Heineken N.V.	2,059,337
34,500	Unilever N.V.	1,925,239
		3,984,576
	SPAIN – 1.5%
194,000	Banco Bilbao Vizcaya Argentaria S.A.	1,376,102
	SWEDEN – 2.0%
91,100	Assa Abloy A.B. - Class B	1,941,652
	SWITZERLAND – 5.1%
1,070	Givaudan S.A.	2,433,242
156,500	UBS Group A.G.*	2,421,855
		4,855,097

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM – 3.6%
136,500	Experian PLC	$3,376,920
	UNITED STATES – 41.8%
48,300	Acadia Healthcare Co., Inc.*	1,975,953
15,000	Ameriprise Financial, Inc.	2,098,200
10,400	Amgen, Inc.	1,919,736
67,300	Bank of America Corp.	1,897,187
19,300	Danaher Corp.	1,904,524
15,100	Ecolab, Inc.	2,118,983
86,600	Kinder Morgan, Inc.	1,530,222
77,700	Kroger Co.	2,210,565
34,700	Lennar Corp. - Class A	1,821,750
772	Lennar Corp. - Class B	32,957
11,500	Martin Marietta Materials, Inc.	2,568,295
24,400	Microchip Technology, Inc.	2,219,180
31,800	Microsoft Corp.	3,135,798
46,500	Mondelez International, Inc. - Class A	1,906,500
28,800	National Fuel Gas Co.	1,525,248
26,000	Oshkosh Corp.	1,828,320
29,100	PayPal Holdings, Inc.*	2,423,157
29,900	Penske Automotive Group, Inc.	1,400,815
19,900	PPG Industries, Inc.	2,064,227
22,500	Schlumberger Ltd.	1,508,175
28,700	Walgreens Boots Alliance, Inc.	1,722,430
		39,812,222
	TOTAL COMMON STOCKS
	(Cost $78,320,070)	91,189,584

Principal Amount
	SHORT-TERM INVESTMENTS – 3.4%
$3,252,496	UMB Money Market Fiduciary, 0.247%[1]	3,252,496
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,252,496)	3,252,496

	TOTAL INVESTMENTS – 99.1%
	(Cost $81,572,566)	94,442,080
	Other Assets in Excess of Liabilities – 0.9%	847,408
	TOTAL NET ASSETS – 100.0%	$95,289,488

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
British Pound	Citibank	GBP per USD	September 06, 2018	(1,116,789)	$(1,562,581)	$(1,478,498)	$84,083
Canadian Dollars	Citibank	CAD per USD	September 06, 2018	(2,275,673)	(1,770,197)	(1,733,047)	37,150
Canadian Dollars	Citibank	CAD per USD	December 03, 2018	(1,213,645)	(946,069)	(925,770)	20,299
Euro	Citibank	EUR per USD	September 06, 2018	(3,273,814)	(4,114,068)	(3,843,512)	270,556
Euro	Citibank	EUR per USD	December 03, 2018	(2,695,536)	(3,172,417)	(3,188,189)	(15,772)
Japanese Yen	Citibank	JPY per USD	September 06, 2018	(186,842,579)	(1,781,124)	(1,695,952)	85,172
Japanese Yen	Citibank	JPY per USD	December 03, 2018	(742,746,405)	(6,910,420)	(6,791,160)	119,260
Sweden Krona	Citibank	SEK per USD	December 03, 2018	(9,301,734)	(1,064,328)	(1,052,073)	12,255
Swiss Franc	Citibank	CHF per USD	September 06, 2018	(460,239)	(497,185)	(467,589)	29,596
Swiss Franc	Citibank	CHF per USD	December 03, 2018	(2,076,823)	(2,133,798)	(2,128,150)	5,648
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(23,952,187)	$(23,303,940)	$648,247

CAD - Canandian Dollars

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

See accompanying Notes to Financial Statements.

Aristotle /Saul Global Opportunities Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	15.0%
Technology	14.4%
Industrials	14.2%
Materials	12.5%
Consumer Staples	11.7%
Consumer Discretionary	10.8%
Health Care	9.9%
Energy	5.6%
Utilities	1.6%
Total Common Stocks	95.7%
Short-Term Investments	3.4%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $81,572,566)	$94,442,080
Foreign cash, at value (cost $34,927)	35,120
Receivables:
Investment securities sold	321,368
Unrealized appreciation on forward foreign currency exchange contracts	664,019
Dividends and interest	214,345
Prepaid expenses	13,441
Total assets	95,690,373

Liabilities:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	15,772
Fund shares redeemed	271,749
Advisory fees	51,900
Transfer agent fees and expenses	13,705
Fund administration fees	11,399
Fund accounting fees	9,913
Auditing fees	9,099
Custody fees	8,468
Trustees deferred compensation (Note 3)	902
Trustees' fees and expenses	332
Chief Compliance Officer fees	34
Accrued other expenses	7,612
Total liabilities	400,885

Net Assets	$95,289,488

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$77,191,411
Accumulated net investment loss	(5,699)
Accumulated net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	4,587,360
Net unrealized appreciation (depreciation) on:
Investments	12,869,514
Forward foreign currency exchange contracts	648,247
Foreign currency translations	(1,345)
Net Assets	$95,289,488

Class I:
Shares of beneficial interest issued and outstanding	7,126,301
Net asset value per share	$13.37

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $92,344)	$1,145,413
Interest	1,971
Total investment income	1,147,384

Expenses:
Advisory fees	475,352
Fund administration fees	54,349
Fund accounting fees	32,180
Transfer agent fees and expenses	32,561
Custody fees	18,207
Registration fees	10,985
Auditing fees	9,601
Legal fees	6,571
Shareholder reporting fees	4,036
Trustees' fees and expenses	3,913
Chief Compliance Officer fees	2,159
Miscellaneous	3,272
Insurance fees	673
Total expenses	653,859
Advisory fees waived	(136,254)
Net expenses	517,605
Net investment income	629,779

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,305,449
Forward foreign currency exchange contracts	(43,131)
Foreign currency transactions	(10,415)
Net realized gain	4,251,903
Net change in unrealized appreciation/depreciation on:
Investments	(5,014,269)
Forward foreign currency exchange contracts	804,057
Foreign currency translations	(3,286)
Net change in unrealized appreciation/depreciation	(4,213,498)
Net realized and unrealized gain:	38,405
Net Increase in Net Assets from Operations	$668,184

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$629,779	$728,287
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	4,251,903	268,942
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and foreign currency translations	(4,213,498)	12,920,039
Net increase in net assets resulting from operations	668,184	13,917,268

Distributions to Shareholders:
From net investment income	–	(566,209)
Total distributions to shareholders	–	(566,209)

Capital Transactions:
Class I:
Net proceeds from shares sold	7,968,953	30,014,366
Reinvestment of distributions	–	262,605
Cost of shares redeemed[1]	(21,075,332)	(16,578,299)
Net increase (decrease) in net assets from capital transactions	(13,106,379)	13,698,672

Total increase (decrease) in net assets	(12,438,195)	27,049,731

Net Assets:
Beginning of period	107,727,683	80,677,952
End of period	$95,289,488	$107,727,683

Accumulated net investment loss	$(5,699)	$(635,478)

Capital Share Transactions:
Class I:
Shares sold	586,398	2,440,021
Shares reinvested	–	20,107
Shares redeemed	(1,566,211)	(1,317,386)
Net increase (decrease) in capital share transactions	(979,813)	1,142,742

[1]	Net of redemption fee proceeds of $64 and $1,353, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018 (Unaudited)

		For the Year Ended December 31,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.29	$11.59	$10.27	$10.62	$11.64	$10.09
Income from Investment Operations:
Net investment income[1]	0.08	0.09	0.07	0.09	0.20	0.13
Net realized and unrealized gain (loss) on investments	–	1.68	1.33	(0.30)	(1.06)	1.75
Total from investment operations	0.08	1.77	1.40	(0.21)	(0.86)	1.88

Less Distributions:
From net investment income	–	(0.07)	(0.08)	(0.14)	(0.15)	(0.22)
From net realized gain	–	–	–	–	(0.01)	(0.11)
Total distributions	–	(0.07)	(0.08)	(0.14)	(0.16)	(0.33)

Redemption fee proceeds[1]	– [2]	– [2]	– [2]	– [2]	– [2]	– [2]

Net asset value, end of period	$13.37	$13.29	$11.59	$10.27	$10.62	$11.64

Total return[3]	0.60%[4]	15.29%	13.60%	(1.97)%	(7.41)%	18.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$95,289	$107,728	$80,678	$62,689	$46,659	$15,108

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.24%[5]	1.25%	1.31%	1.41%	1.54%	2.51%
After fees waived and expenses absorbed	0.98%[5]	0.98%	1.06%[7]	1.10%	1.06%[6]	0.87%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.93%[5]	0.46%	0.33%	0.56%	1.24%	(0.44)%
After fees waived and expenses absorbed	1.19%[5]	0.73%	0.58%	0.87%	1.72%	1.20%

Portfolio turnover rate	20%[4]	27%	39%	51%	67%	24%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund. Prior to April 1, 2014,the annual operating expense limitation was 1.25%. In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.
[7]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.98% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.4%
	Austria – 2.8%
29,200	Erste Group Bank A.G. *	$1,219,082
	Canada – 4.1%
31,100	Brookfield Asset Management, Inc. - Class A	1,261,553
47,500	Cameco Corp.	534,361
—	Trisura Group Ltd.*	9
		1,795,923
	France – 12.6%
11,300	Dassault Systemes	1,583,557
5,200	LVMH Moet Hennessy Louis Vuitton S.E.	1,731,916
10,200	Safran S.A.	1,239,414
16,000	TOTAL S.A.	975,546
		5,530,433
	Germany – 2.2%
9,930	BASF S.E.	949,861
	Hong Kong – 2.5%
127,000	AIA Group Ltd.	1,110,457
	Ireland – 4.0%
10,650	Accenture PLC - Class A	1,742,234
	Japan – 25.2%
64,800	Astellas Pharma, Inc.	988,549
13,100	Hoshizaki Corp.	1,326,388
45,400	KDDI Corp.	1,242,897
59,300	Kubota Corp.	933,567
54,300	Marui Group Co., Ltd.	1,144,707
10,800	Nidec Corp.	1,621,731
57,300	ORIX Corp.	906,739
42,300	Shinsei Bank Ltd.	651,798
24,100	Sony Corp.	1,232,917
120,400	Toray Industries, Inc.	950,455
		10,999,748
	Mexico – 1.7%
450,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A*	760,185
	Netherlands – 11.2%
12,500	Akzo Nobel N.V.	1,070,303
14,300	Heineken N.V.	1,436,513
23,000	Sensata Technologies Holding PLC*	1,094,340
23,080	Unilever N.V.	1,287,957
		4,889,113
	Singapore – 2.8%
61,600	DBS Group Holdings Ltd.	1,203,065

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Spain – 2.2%
132,500	Banco Bilbao Vizcaya Argentaria S.A.	$939,863
	Sweden – 2.1%
44,000	Assa Abloy A.B. - Class B	937,790
	Switzerland – 7.6%
540	Givaudan S.A.	1,227,992
13,000	Novartis A.G.	988,226
72,300	UBS Group A.G. *	1,118,850
		3,335,068
	United Kingdom – 13.3%
52,000	Close Brothers Group PLC	1,019,823
25,650	Coca-Cola European Partners PLC	1,042,416
61,300	Compass Group PLC	1,309,411
57,800	Experian PLC	1,429,934
12,500	Reckitt Benckiser Group PLC	1,029,266
		5,830,850
	United States – 4.1%
76,900	AES Corp.	1,031,229
11,650	Schlumberger Ltd.	780,899
		1,812,128
	TOTAL COMMON STOCKS
	(Cost $41,155,563)	43,055,800

Principal Amount
	Short-Term Investments – 2.6%
$1,124,265	UMB Money Market Fiduciary, 0.247%[1]	1,124,265
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,124,265)	1,124,265

	TOTAL INVESTMENTS – 101.0%
	(Cost $42,279,828)	44,180,065
	Liabilities in Excess of Other Assets – (1.0)%	(437,415)
	Total Net Assets – 100.0%	$43,742,650

PLC – Public Limited Company

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.6%
Industrials	19.6%
Consumer Staples	12.7%
Technology	10.4%
Materials	9.6%
Consumer Discretionary	9.6%
Energy	5.2%
Health Care	4.5%
Communications	2.8%
Utilities	2.4%
Total Common Stocks	98.4%
Short-Term Investments	2.6%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $42,279,828)	$44,180,065
Receivables:
Fund shares sold	90,000
Dividends and interest	96,875
Prepaid expenses	13,863
Total assets	44,380,803

Liabilities:
Payables:
Due to custodian	83,422
Investment securities purchased	498,456
Advisory fees	12,806
Shareholder servicing fees (Note 7)	7,442
Auditing fees	9,593
Fund accounting fees	5,886
Fund administration fees	4,147
Transfer agent fees and expenses	3,322
Trustees deferred compensation (Note 3)	864
Chief Compliance Officer fees	724
Custody fees	494
Trustees' fees and expenses	186
Accrued other expenses	10,811
Total liabilities	638,153

Net Assets	$43,742,650

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,868,303
Accumulated net investment income	356,464
Accumulated net realized loss on investments and foreign currency transactions	(382,131)
Net unrealized appreciation (depreciation) on:
Investments	1,900,237
Foreign currency translations	(223)
Net Assets	$43,742,650

Class I:
Shares of beneficial interest issued and outstanding	4,017,091
Net asset value per share	$10.89

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $49,221)	$582,146
Interest	556
Total investment income	582,702

Expenses:
Advisory fees	133,097
Fund accounting fees	22,287
Fund administration fees	18,863
Shareholder servicing fees (Note 7)	18,543
Transfer agent fees and expenses	12,136
Custody fees	9,685
Auditing fees	9,601
Registration fees	8,916
Legal fees	7,109
Trustees' fees and expenses	3,292
Miscellaneous	2,142
Chief Compliance Officer fees	1,874
Shareholder reporting fees	1,812
Insurance fees	586
Total expenses	249,943
Advisory fees waived	(95,199)
Net expenses	154,744
Net investment income	427,958

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	287,099
Foreign currency transactions	(6,715)
Net realized gain	280,384
Net change in unrealized appreciation/depreciation on:
Investments	(599,404)
Foreign currency translations	(1,323)
Net change in unrealized appreciation/depreciation	(600,727)
Net realized and unrealized loss:	(320,343)

Net Increase in Net Assets from Operations	$107,615

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$427,958	$214,362
Net realized gain on investments and foreign currency transactions	280,384	48,989
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(600,727)	2,491,892
Net increase in net assets resulting from operations	107,615	2,755,243

Distributions to Shareholders:
From net investment income	–	(237,585)
Total distributions to shareholders	–	(237,585)

Capital Transactions:
Class I:
Net proceeds from shares sold	28,413,010	3,923,837
Reinvestment of distributions	–	237,585
Cost of shares redeemed[1]	(1,455,136)	(774,452)
Net increase in net assets from capital transactions	26,957,874	3,386,970

Total increase in net assets	27,065,489	5,904,628

Net Assets:
Beginning of period	16,677,161	10,772,533
End of period	$43,742,650	$16,677,161

Accumulated net investment loss	$(382,131)	$(71,494)

Capital Share Transactions:
Class I:
Shares sold	2,596,733	395,072
Shares reinvested	-	22,350
Shares redeemed	(132,545)	(75,723)
Net increase in capital share transactions	2,464,188	341,699

[1]	Net of redemption fee proceeds of $3,410 and $104, respectively.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

					For the Period March 31, 2014* through December 31, 2014
	For the Six Months Ended June 30, 2018 (Unaudited)

		For the Year Ended December 31,
		2017	2016	2015
Net asset value, beginning of period	$10.74	$8.89	$9.15	$9.17	$10.00
Income from Investment Operations:
Net investment income[1]	0.14	0.15	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.01	1.86	(0.23)	(0.07)	(0.87)
Total from investment operations	0.15	2.01	(0.11)	0.02	(0.77)

Less Distributions:
From net investment income	–	(0.16)	(0.15)	(0.04)	(0.06)

Redemption fee proceeds	– [2]	– [2]	–	– [2]	–

Net asset value, end of period	$10.89	$10.74	$8.89	$9.15	$9.17

Total return[3]	1.40%[4]	22.64%	(1.17)%	0.25%	(7.67)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,743	$16,677	$10,773	$12,089	$1,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[5]	2.38%	2.43%	4.22%	20.20%[5]
After fees waived and expenses absorbed	0.93%[5]	0.93%	1.05%[6]	1.10%	1.10%[5]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.00%[5]	0.09%	(0.06)%	(2.13)%	(17.79)%[5]
After fees waived and expenses absorbed	2.57%[5]	1.54%	1.32%	0.99%	1.31%[5]

Portfolio turnover rate	10%[4]	10%	48%	86%	5%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.93% of average daily net assets of the Fund. Prior to September 1, 2016, the annual operating expense limitation was 1.10%.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS – 48.4%
	COMMUNICATIONS – 9.7%
$140,000	CSC Holdings LLC 4.573% (US LIBOR+250 basis points), 1/25/2026[1,2,3]	$139,766
75,000	GTT Communications, Inc. 4.875% (US LIBOR+275 basis points), 5/31/2025[1,2,3]	74,039
34,913	Meredith Corp. 5.094% (US LIBOR+300 basis points), 1/31/2025[1,2,3]	34,948
88,875	Sprint Communications, Inc. 4.625% (US LIBOR+250 basis points), 2/2/2024[1,2,3]	88,597
75,000	West Corp. 5.594% (US LIBOR+350 basis points), 10/10/2024[1,2,3]	74,524
67,921	Zayo Group LLC 4.344% (US LIBOR+225 basis points), 1/19/2024[1,2,3]	67,978
		479,852
	CONSUMER DISCRETIONARY – 10.2%
93,580	Avis Budget Car Rental LLC 4.340% (US LIBOR+200 basis points), 2/13/2025[1,2,3]	93,814
92,376	Eldorado Resorts, Inc. 4.375% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	92,261
96,188	Federal-Mogul Corp. 5.825% (US LIBOR+375 basis points), 4/15/2021[1,2,3]	96,497
137,069	Penn National Gaming, Inc. 3.844% (US LIBOR+225 basis points), 1/19/2022[1,3]	137,205
79,784	TI Group Automotive Systems LLC 4.594% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	79,934
		499,711
	FINANCIALS – 8.6%
126,676	Resolute Investment Managers, Inc. 5.584% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	127,152
162,279	Uniti Group, Inc. 5.094% (US LIBOR+300 basis points), 10/24/2022[1,2,3]	155,348
139,648	USI, Inc. 5.334% (US LIBOR+300 basis points), 5/16/2024[1,2,3]	139,002
		421,502
	HEALTH CARE – 4.7%
93,813	Change Healthcare Holdings LLC 4.844% (US LIBOR+275 basis points), 3/1/2024[1,2,3]	93,607
140,000	Concentra, Inc. 4.740% (US LIBOR+275 basis points), 6/1/2022[1,2,3]	140,175
		233,782
	INDUSTRIALS – 2.8%
140,000	XPO Logistics, Inc. 4.091% (US LIBOR+200 basis points), 2/24/2025[1,2,3]	139,087

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	MATERIALS – 2.2%
$106,352	Univar USA, Inc. 4.594% (US LIBOR+250 basis points), 7/1/2024[1,2,3]	$106,228
	TECHNOLOGY – 10.2%
49,875	Canyon Buyer, Inc. 6.590% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	50,124
44,775	Impala Private Holdings II LLC 6.100% (US LIBOR+400 basis points), 11/14/2024[1,2,3]	44,789
20,278	Informatica LLC 5.344% (US LIBOR+325 basis points), 8/5/2022[1,2,3]	20,336
150,000	Marketo, Inc. 5.613% (US LIBOR+325 basis points), 2/7/2025[1,2,3]	148,781
89,550	Maxar Technologies Ltd. 4.854% (US LIBOR+275 basis points), 10/4/2024[1,2,3,4]	89,326
149,622	Rackspace Hosting, Inc. 5.363% (US LIBOR+300 basis points), 11/3/2023[1,2,3]	147,970
		501,326
	TOTAL BANK LOANS
	(Cost $2,393,031)	2,381,488
	CORPORATE BONDS – 49.7%
	COMMUNICATIONS – 5.6%
25,000	AMC Networks, Inc. 5.000%, 4/1/2024[2]	24,625
15,000	AT&T, Inc. 5.250%, 3/1/2037[2]	14,753
39,000	CenturyLink, Inc. 6.450%, 6/15/2021	40,099
26,000	DISH DBS Corp. 5.000%, 3/15/2023	22,555
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	21,275
46,000	McClatchy Co. 9.000%, 12/15/2022[2]	47,992
40,000	Sprint Corp. 7.875%, 9/15/2023	41,475
22,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	22,770
40,000	TEGNA, Inc. 5.125%, 7/15/2020[2]	40,250
		275,794
	CONSUMER DISCRETIONARY – 9.8%
35,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[2]	34,125

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$45,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	$45,563
25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	25,031
40,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[2]	39,990
30,000	Griffon Corp. 5.250%, 3/1/2022[2]	29,187
50,000	Hertz Corp. 5.875%, 10/15/2020[2]	48,875
25,000	KB Home 7.500%, 9/15/2022	26,957
30,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	29,850
35,000	National CineMedia LLC 6.000%, 4/15/2022[2]	35,481
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	51,000
	RR Donnelley & Sons Co.
5,000	7.000%, 2/15/2022	5,075
35,000	6.500%, 11/15/2023	34,300
35,000	Tenneco, Inc. 5.375%, 12/15/2024[2]	33,338
25,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	24,813
20,000	United Rentals North America, Inc. 5.750%, 11/15/2024[2]	20,325
		483,910
	CONSUMER STAPLES – 2.2%
40,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 1/12/2024[2]	39,753
40,000	General Mills, Inc. 4.200%, 4/17/2028[2]	39,055
30,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	29,898
		108,706
	ENERGY – 8.7%
136,000	Enterprise Products Operating LLC 6.066% (LIBOR 3 Month+371 basis points), 8/1/2066[2,5]	136,340
20,000	EQT Midstream Partners LP 6.500%, 7/15/2048[2]	20,044
35,000	Forum Energy Technologies, Inc. 6.250%, 10/1/2021[2]	34,912

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$35,000	FTS International, Inc. 6.250%, 5/1/2022[2]	$35,304
35,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	36,750
45,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2]	47,306
40,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[2]	42,547
30,000	Southwestern Energy Co. 4.100%, 3/15/2022[2]	28,650
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	20,000
25,000	Unit Corp. 6.625%, 5/15/2021[2]	24,938
		426,791
	FINANCIALS – 11.4%
50,000	Air Lease Corp. 3.875%, 7/3/2023[2]	49,504
40,000	Brookfield Finance LLC 4.000%, 4/1/2024[2]	39,573
40,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	37,168
45,000	Discover Financial Services 3.850%, 11/21/2022	44,807
45,000	Huntington National Bank 3.250%, 5/14/2021[2]	44,894
30,000	JPMorgan Chase & Co. 5.000% (LIBOR 3 Month+332 basis points), 7/1/2019[2,5]	30,150
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	33,950
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	32,506
35,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	33,425
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month+418 basis points), 9/15/2042[2,5]	95,063
40,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	39,650
20,000	Springleaf Finance Corp. 7.125%, 3/15/2026	19,900
35,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	33,425

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$30,000	Vornado Realty LP 3.500%, 1/15/2025[2]	$28,717
		562,732
	HEALTH CARE – 4.0%
50,000	CVS Health Corp. 4.780%, 3/25/2038[2]	49,179
35,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	35,020
35,000	Johnson & Johnson 3.500%, 1/15/2048[2]	32,650
25,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2]	24,969
35,000	Select Medical Corp. 6.375%, 6/1/2021[2]	35,477
20,000	Tenet Healthcare Corp. 4.500%, 4/1/2021	19,800
		197,095
	INDUSTRIALS – 3.0%
40,000	AECOM 5.125%, 3/15/2027[2]	37,700
40,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	40,900
40,000	Meritor, Inc. 6.250%, 2/15/2024[2]	40,300
29,000	Triumph Group, Inc. 4.875%, 4/1/2021[2]	27,912
		146,812
	MATERIALS – 2.4%
30,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	29,475
40,000	Mosaic Co. 3.250%, 11/15/2022[2]	38,856
50,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	50,125
		118,456
	TECHNOLOGY – 1.1%
61,000	Dell, Inc. 5.400%, 9/10/2040	53,222
	UTILITIES – 1.5%
30,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	29,512

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$45,000	Southern California Edison Co. 4.125%, 3/1/2048[2]	$42,576
		72,088
	TOTAL CORPORATE BONDS
	(Cost $2,481,846)	2,445,606

	TOTAL INVESTMENTS – 98.1%
	(Cost $4,874,877)	4,827,094
	Other Assets in Excess of Liabilities – 1.9%	94,812
	TOTAL NET ASSETS – 100.0%	$4,921,906

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.

[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Foreign security denominated in U.S. dollars.

[5]	Variable rate security.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Technology	10.2%
Consumer Discretionary	10.2%
Communications	9.7%
Financials	8.6%
Health Care	4.7%
Industrials	2.8%
Materials	2.2%
Total Bank Loans	48.4%
Corporate Bonds
Financials	11.4%
Consumer Discretionary	9.8%
Energy	8.7%
Communications	5.6%
Health Care	4.0%
Industrials	3.0%
Materials	2.4%
Consumer Staples	2.2%
Utilities	1.5%
Technology	1.1%
Total Corporate Bonds	49.7%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $4,874,877)	$4,827,094
Receivables:
Investment securities sold	108,032
Dividends and interest	37,611
Due from Advisor	16,830
Prepaid expenses	12,431
Total assets	5,001,998

Liabilities:
Payables:
Due to Custodian	27,754
Fund accounting fees	20,347
Auditing fees	9,781
Legal fees	6,102
Transfer agent fees and expenses	4,408
Fund administration fees	3,998
Custody fees	3,726
Trustees' Deferred compensation (Note 3)	859
Chief Compliance Officer fees	212
Trustees' fees and expenses	119
Accrued other expenses	2,786
Total liabilities	80,092

Net Assets	$4,921,906

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,383,048
Accumulated net investment loss	(2,366)
Accumulated net realized loss on investments	(410,993)
Net unrealized depreciation on investments	(47,783)
Net Assets	$4,921,906

Class I:
Shares of beneficial interest issued and outstanding	506,173
Net asset value per share	$9.72

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$173,891
Total investment income	173,891

Expenses:
Fund accounting fees	43,582
Fund administration fees	18,983
Advisory fees	17,192
Auditing fees	11,283
Transfer agent fees and expenses	11,132
Registration fees	8,724
Custody fees	8,421
Legal fees	8,404
Trustees' fees and expenses	3,357
Miscellaneous	2,240
Chief Compliance Officer fees	2,159
Shareholder reporting fees	1,650
Insurance fees	585
Total expenses	137,712
Advisory fees waived	(17,192)
Other expenses absorbed	(97,840)
Net expenses	22,680
Net investment income	151,211

Realized and Unrealized Loss:
Net realized loss on investments	(54,424)
Net change in unrealized appreciation/depreciation on investments	(99,562)
Net realized and unrealized loss	(153,986)

Net Decrease in Net Assets from Operations	$(2,775)

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$151,211	$360,106
Net realized gain (loss) on investments	(54,424)	76,995
Net change in unrealized appreciation/depreciation on investments	(99,562)	(63,787)
Net increase (decrease) in net assets resulting from operations	(2,775)	373,314

Distributions to Shareholders:
From net investment income	(153,637)	(354,865)
Total distributions to shareholders	(153,637)	(354,865)

Capital Transactions:
Class I:
Net proceeds from shares sold	2,291,412	403,565
Reinvestment of distributions	143,559	354,864
Cost of shares redeemed	(4,608,015)	(2,664,806)
Net decrease in net assets from capital transactions	(2,173,044)	(1,906,377)

Total decrease in net assets	(2,329,456)	(1,887,928)

Net Assets:
Beginning of period	7,251,362	9,139,290
End of period	$4,921,906	$7,251,362

Accumulated net investment income (loss)	$(2,366)	$60

Capital Share Transactions:
Class I:
Shares sold	233,169	40,436
Shares reinvested	14,604	35,521
Shares redeemed	(469,968)	(267,091)
Net decrease in capital share transactions	(222,195)	(191,134)

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018 (Unaudited)				For the Period Ended December 31, 2014*

		For the Year Ended December 31,
		2017	2016	2015
Net asset value, beginning of period	$9.96	$9.94	$9.36	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.20	0.41	0.43	0.45	-
Net realized and unrealized gain (loss) on investments	(0.23)	0.02	0.59	(0.69)	-
Total from investment operations	(0.03)	0.43	1.02	(0.24)	-
Less Distributions:
From net investment income	(0.21)	(0.41)	(0.44)	(0.40)	-

Net asset value, end of period	$9.72	$9.96	$9.94	$9.36	$10.00

Total return[2]	(0.26)%[3]	4.35%	11.07%	(2.49)%	-%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,922	$7,251	$9,139	$8,305	$250

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.77%[4]	2.96%	3.18%	3.11%	-%[4]
After fees waived and expenses absorbed	0.62%[4]	0.62%	0.62%	0.62%	-%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.99%[4]	1.73%	1.88%	2.01%	-%[4]
After fees waived and expenses absorbed	4.14%[4]	4.07%	4.44%	4.50%	-%[4]

Portfolio turnover rate	62%[3]	69%	75%	88%	-%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.8%
	Consumer Discretionary – 7.9%
4,240	Home Depot, Inc.	$827,224
12,440	Lennar Corp. - Class A	653,100
78	Lennar Corp. - Class B	3,330
11,580	Sony Corp. - ADR[1]	593,591
		2,077,245

	Consumer Staples – 11.8%
9,680	Archer-Daniels-Midland Co.	443,634
15,000	Coca-Cola Co.	657,900
16,000	Kroger Co.	455,200
10,870	Mondelez International, Inc. - Class A	445,670
10,350	Unilever N.V.[1]	576,702
8,300	Walgreens Boots Alliance, Inc.	498,125
		3,077,231

	Energy – 7.1%
390	EQT Corp.	21,520
12,960	Halliburton Co.	583,978
6,700	Phillips 66	752,477
2,600	Pioneer Natural Resources Co.	492,024
		1,849,999

	Financials – 21.3%
4,770	Ameriprise Financial, Inc.	667,228
77,170	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	540,190
30,050	Bank of America Corp.	847,109
4,710	BOK Financial Corp.	442,787
6,790	Capital One Financial Corp.	624,001
4,140	Chubb Ltd.[1]	525,863
3,850	Cullen/Frost Bankers, Inc.	416,724
9,090	East West Bancorp, Inc.	592,668
4,970	JPMorgan Chase & Co.	517,874
69,400	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	392,110
		5,566,554

	Health Care – 14.4%
7,000	AbbVie, Inc.	648,550
11,650	Acadia Healthcare Co., Inc.*	476,602
3,830	Amgen, Inc.	706,980
7,940	Danaher Corp.	783,519
7,620	Medtronic PLC[1]	652,348

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,500	Novartis A.G. - ADR[1]	$491,010
		3,759,009

	Industrials – 7.4%
3,650	General Dynamics Corp.	680,397
17,200	Johnson Controls International plc[1]	575,340
9,610	Oshkosh Corp.	675,775
		1,931,512

	Materials – 4.9%
3,020	Martin Marietta Materials, Inc.	674,457
5,950	PPG Industries, Inc.	617,193
		1,291,650

	Real Estate – 1.0%
1,424	Equity LifeStyle Properties, Inc. - REIT	130,865
1,284	Sun Communities, Inc. - REIT	125,678
		256,543

	Technology – 16.7%
4,850	Adobe Systems, Inc.*	1,182,478
4,070	ANSYS, Inc.*	708,913
9,550	Microchip Technology, Inc.	868,572
9,240	Microsoft Corp.	911,156
8,450	PayPal Holdings, Inc.*	703,632
		4,374,751

	Utilities – 3.3%
27,350	AES Corp.	366,763
9,400	National Fuel Gas Co.	497,824
		864,587
	Total Common Stocks
	(Cost $24,397,493)	25,049,081

Principal Amount
	Short-Term Investments – 8.0%
$2,078,586	UMB Money Market Fiduciary, 0.247%[2]	2,078,586
	Total Short-Term Investments
	(Cost $2,078,586)	2,078,586

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Value
Total Investments – 103.8%
(Cost $26,476,079)	$27,127,667
Liabilities in Excess of Other Assets – (3.8)%	(1,005,675)
Total Net Assets – 100.0%	$26,121,992

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.3%
Technology	16.7%
Health Care	14.4%
Consumer Staples	11.8%
Consumer Discretionary	7.9%
Industrials	7.4%
Energy	7.1%
Materials	4.9%
Utilities	3.3%
Real Estate	1.0%
Total Common Stocks	95.8%
Short-Term Investments	8.0%
Total Investments	103.8%
Liabilities in Excess of Other Assets	(3.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $26,476,079)	$27,127,667
Receivables:
Dividends and interest	21,952
Due from Advisor	2,220
Prepaid expenses	22,040
Total assets	27,173,879

Liabilities:
Payables:
Investment securities purchased	1,016,088
Auditing fees	8,968
Fund accounting fees	5,405
Fund administration fees	4,837
Transfer agent fees and expenses	4,478
Custody fees	3,041
Trustees' deferred compensation (Note 3)	859
Offering costs - Related Parties	636
Trustees' fees and expenses	239
Accrued other expenses	7,336
Total liabilities	1,051,887

Net Assets	$26,121,992

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,321,923
Accumulated net investment income	64,692
Accumulated net realized gain on investments	83,789
Net unrealized appreciation on investments	651,588
Net Assets	$26,121,992

Class I:
Shares of beneficial interest issued and outstanding	2,061,164
Net asset value per share	$12.67

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,226)	$110,618
Interest	684
Total investment income	111,302

Expenses:
Advisory fees	37,768
Fund administration fees	19,149
Fund accounting fees	16,786
Transfer agent fees and expenses	12,560
Auditing fees	11,601
Legal fees	10,277
Custody fees	6,984
Trustees' fees and expenses	3,378
Registration fees	3,336
Miscellaneous	2,735
Shareholder reporting fees	2,522
Chief Compliance Officer fees	2,159
Insurance fees	599
Total expenses	129,854
Advisory fees waived	(37,768)
Other expenses absorbed	(42,986)
Net expenses	49,100
Net investment income	62,202

Realized and Unrealized Gain (Loss):
Net realized gain on investments	19,948
Net change in unrealized appreciation/depreciation on investments	(353,488)
Net realized and unrealized loss	(333,540)

Net Decrease in Net Assets from Operations	$(271,338)

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$62,202	$50,338
Net realized gain on investments	19,948	98,707
Net change in unrealized appreciation/depreciation on investments	(353,488)	910,809
Net increase (decrease) in net assets resulting from operations	(271,338)	1,059,854

Distributions to Shareholders:
From net investment income	–	(44,284)
From net realized gains	–	(39,848)
Total distributions to shareholders	–	(84,132)

Capital Transactions:
Class I:
Net proceeds from shares sold	18,334,737	5,669,432
Reinvestment of distributions	–	83,859
Cost of shares redeemed[1]	(1,111,344)	(129,668)
Net increase in net assets from capital transactions	17,223,393	5,623,623

Total increase in net assets	16,952,055	6,599,345

Net Assets:
Beginning of period	9,169,937	2,570,592
End of period	$26,121,992	$9,169,937

Accumulated net investment income	$64,692	$2,490

Capital Share Transactions:
Class I:
Shares sold	1,420,920	483,471
Shares reinvested	–	6,774
Shares redeemed	(85,443)	(10,588)
Net increase in capital share transactions	1,335,477	479,657

[1]	Net of redemption fee proceeds of $479 and $0, respectively.

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period August 31, 2016* through December 31, 2016
Net asset value, beginning of period	$12.64	$10.45	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.11	0.03
Net realized and unrealized gain (loss) on investments	(0.03)	2.20	0.45
Total from investment operations	0.03	2.31	0.48

Less Distributions:
From net investment income	–	(0.06)	(0.03)
From net realized gain	–	(0.06)	–
Total distributions	–	(0.12)	(0.03)

Redemption fee proceeds[1]	– [2]	–	–

Net asset value, end of period	$12.67	$12.64	$10.45

Total return[3]	0.24%[4]	22.12%	4.77%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,122	$9,170	$2,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.06%[5]	4.53%	10.12%[5]
After fees waived and expenses absorbed	0.78%[5]	0.78%	0.78%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.29)%[5]	(2.80)%	(8.43)%[5]
After fees waived and expenses absorbed	0.99%[5]	0.95%	0.91%[5]

Portfolio turnover rate	6%[4]	14%	7%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.3%
	Communications – 0.3%
2,541	ATN International, Inc.	$134,088

	Consumer Discretionary – 7.2%
41,106	1-800-Flowers.com, Inc. - Class A*	515,880
5,545	Carter's, Inc.	601,023
13,799	DSW, Inc. - Class A	356,290
2,556	John Wiley & Sons, Inc. - Class A	159,494
8,242	Monro, Inc.	478,860
25,559	Pier 1 Imports, Inc.	60,830
9,953	World Wrestling Entertainment, Inc. - Class A	724,778
		2,897,155

	Consumer Staples – 3.4%
16,833	Chefs' Warehouse, Inc.*	479,741
8,436	Herbalife Nutrition Ltd.*1	453,182
5,570	Nu Skin Enterprises, Inc. - Class A	435,518
		1,368,441
	Energy – 4.1%
47,132	Ardmore Shipping Corp.*1	386,482
44,734	Capital Product Partners LP1	136,886
18,151	Keane Group, Inc.*	248,124
7,388	Oceaneering International, Inc.	188,099
36,343	Ring Energy, Inc.*	458,649
16,123	RPC, Inc.	234,912
		1,653,152

	Financials – 15.6%
11,951	American Equity Investment Life Holding Co.	430,236
5,245	Banner Corp.	315,382
8,317	Berkshire Hills Bancorp, Inc.	337,670
14,787	Byline Bancorp, Inc.*	330,342
6,990	Chemical Financial Corp.	389,133
4,304	Columbia Banking System, Inc.	176,034
17,626	Customers Bancorp, Inc.*	500,226
11,720	First Financial Bancorp	359,218
12,984	Green Bancorp, Inc.	280,454
28,984	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	572,434
21,413	National Bank Holdings Corp. - Class A	826,328
17,166	Opus Bank	492,664
7,375	PacWest Bancorp	364,472
15,336	Solar Capital Ltd.	313,468
2,150	Texas Capital Bancshares, Inc.*	196,725

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
15,412	Umpqua Holdings Corp.	$348,157
		6,232,943

	Health Care – 13.7%
9,897	Acadia Healthcare Co., Inc.*	404,886
3,305	Charles River Laboratories International, Inc.*	371,019
1,801	Chemed Corp.	579,580
31,111	Cross Country Healthcare, Inc.*	349,999
11,921	Envision Healthcare Corp.*	524,643
17,939	HMS Holdings Corp.*	387,841
9,219	MEDNAX, Inc.*	398,998
14,518	Merit Medical Systems, Inc.*	743,322
10,709	Prestige Brands Holdings, Inc.*	411,012
6,828	Providence Service Corp.*	536,339
11,680	Quidel Corp.*	776,720
		5,484,359

	Industrials – 23.1%
12,448	AerCap Holdings N.V.*1	674,059
6,100	Albany International Corp. - Class A	366,915
8,917	Altra Industrial Motion Corp.	384,323
4,155	ArcBest Corp.	189,884
9,907	ASGN, Inc.*	774,628
3,152	AZZ, Inc.	136,954
7,715	Barnes Group, Inc.	454,414
16,121	CAI International, Inc.*	374,652
20,800	Casella Waste Systems, Inc. - Class A*	532,688
12,927	Columbus McKinnon Corp.	560,515
40,945	Commercial Vehicle Group, Inc.*	300,536
6,124	Dycom Industries, Inc.*	578,779
6,133	Genesee & Wyoming, Inc. - Class A*	498,736
52,632	InnerWorkings, Inc.*	457,372
7,776	Matthews International Corp.	457,229
11,122	Mercury Systems, Inc.*	423,303
14,615	SP Plus Corp.*	543,678
20,818	Team, Inc.*	480,896
6,738	Titan Machinery, Inc.*	104,776
12,146	U.S. Xpress Enterprises, Inc. - Class A*	183,890
15,576	Wabash National Corp.	290,648
4,670	Wabtec Corp.	460,369
		9,229,244

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	Materials – 2.1%
17,818	Alamos Gold, Inc.[1]	$101,384
8,975	Kraton Corp.*	414,107
11,545	Silgan Holdings, Inc.	309,752
		825,243

	Real Estate – 4.6%
14,802	Community Healthcare Trust, Inc. - REIT	442,136
34,886	MedEquities Realty Trust, Inc. - REIT	384,444
15,614	QTS Realty Trust, Inc. - Class A - REIT	616,753
14,171	STAG Industrial, Inc. - REIT	385,876
		1,829,209

	Technology – 18.5%
14,025	ACI Worldwide, Inc.*	345,997
5,986	Advanced Energy Industries, Inc.*	347,727
5,099	Aspen Technology, Inc.*	472,881
7,421	Belden, Inc.	453,571
9,599	Benchmark Electronics, Inc.	279,811
15,053	Bottomline Technologies, Inc.*	750,091
20,924	CalAmp Corp.*	490,249
14,863	Electronics For Imaging, Inc.*	483,939
7,754	Euronet Worldwide, Inc.*	649,552
2,570	Gartner, Inc.*	341,553
1,499	Huron Consulting Group, Inc.*	61,309
11,541	Infinera Corp.*	114,602
6,035	Insight Enterprises, Inc.*	295,292
7,896	Itron, Inc.*	474,155
21,192	Knowles Corp.*	324,238
9,447	Liquidity Services, Inc.*	61,878
1,309	MTS Systems Corp.	68,919
7,896	Novanta, Inc.*,1	491,921
2,547	Rogers Corp.*	283,889
10,582	TiVo Corp.	142,328
21,452	VeriFone Systems, Inc.*	489,535
		7,423,437

	Utilities – 2.7%
8,395	ALLETE, Inc.	649,857
8,118	Unitil Corp.	414,343
		1,064,200
	Total Common Stocks
	(Cost $35,825,792)	38,141,471

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Exchange-Traded Funds – 2.5%
3,190	iShares Russell 2000 ETF	$522,426
3,494	iShares Russell 2000 Value ETF	460,929
	Total Exchange-Traded Funds
	(Cost $910,458)	983,355

Principal Amount
	Short-Term Investments – 2.4%
$975,149	UMB Money Market Fiduciary, 0.247%[2]	975,149
	Total Short-Term Investments
	(Cost $975,149)	975,149

	Total Investments – 100.2%
	(Cost $37,711,399)	40,099,975
	Liabilities in Excess of Other Assets – (0.2)%	(91,253)
	Total Net Assets – 100.0%	$40,008,722

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income producing security.

[1]	Foreign security denominated in U.S. dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
industrials	23.1%
Technology	18.5%
Financials	15.6%
Health Care	13.7%
Consumer Discretionary	7.2%
Real Estate	4.6%
Energy	4.1%
Consumer Staples	3.4%
Utilities	2.7%
Materials	2.1%
Communications	0.3%
Total Common Stocks	95.3%
Exchange-Traded Funds	2.5%
Total Exchange-Traded Funds	2.5%
Short-Term Investments	2.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $37,711,399)	$40,099,975
Receivables:
Fund shares sold	56
Dividends and interest	25,971
Prepaid expenses	4,512
Total assets	40,130,514

Liabilities:
Payables:
Investment securities purchased	67,100
Advisory fees	11,248
Shareholder servicing fees (Note 7)	1,093
Offering costs - Related Parties	10,084
Auditing fees	8,057
Fund administration fees	4,957
Custody fees	4,581
Fund accounting fees	3,418
Transfer agent fees and expenses	2,833
Trustees' deferred compensation (Note 3)	862
Chief Compliance Officer fees	460
Trustees' fees and expenses	106
Accrued other expenses	6,993
Total liabilities	121,792

Net Assets	$40,008,722

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$36,861,305
Accumulated net investment income	24,599
Accumulated net realized gain on investments	734,242
Net unrealized appreciation on investments	2,388,576
Net Assets	$40,008,722

Class I:
Shares of beneficial interest issued and outstanding	2,931,822
Net asset value per share	$13.65

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20)	$156,592
Interest	991
Total investment income	157,583

Expenses:
Advisory fees	110,655
Fund administration fees	19,168
Fund accounting fees	17,460
Custody fees	14,292
Transfer agent fees and expenses	11,016
Registration fees	10,305
Auditing fees	9,331
Legal fees	8,871
Shareholder servicing fees (Note 7)	6,682
Shareholder reporting fees	6,259
Trustees' fees and expenses	3,309
Chief Compliance Officer fees	2,157
Miscellaneous	1,588
Insurance fees	578
Total expenses	221,671
Advisory fees waived	(88,687)
Net expenses	132,984
Net investment income	24,599

Realized and Unrealized Gain:
Net realized gain on investments	734,761
Net change in unrealized appreciation/depreciation on investments	1,592,492
Net realized and unrealized gain	2,327,253

Net Increase in Net Assets from Operations	$2,351,852

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase in Net Assets from:
Operations:
Net investment income	$24,599	$753
Net realized gain on investments	734,761	407,467
Net change in unrealized appreciation/depreciation on investments	1,592,492	297,468
Net increase in net assets resulting from operations	2,351,852	705,688

Distributions to Shareholders:
From net realized gains	–	(410,194)
Total distributions to shareholders	–	(410,194)

Capital Transactions:
Net proceeds from shares sold	28,630,713	7,921,131
Reinvestment of distributions	–	360,196
Cost of shares redeemed[1]	(2,395,470)	(1,272,714)
Net increase in net assets from capital transactions	26,235,243	7,008,613

Total increase in net assets	28,587,095	7,304,107

Net Assets:
Beginning of period	11,421,627	4,117,520
End of period	$40,008,722	$11,421,627

Accumulated net investment income	$24,599	$–

Capital Share Transactions:
Shares sold	2,225,665	604,924
Shares reinvested	–	28,497
Shares redeemed	(183,851)	(104,697)
Net increase in capital share transactions	2,041,814	528,724

[1]	Net of redemption fee proceeds of $4,049 and $26, respectively.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period October 30, 2015* through December 31, 2015
	For the Six Months Ended June 30, 2018 (Unaudited)

		For the Year Ended December 31,
		2017	2016
Net asset value, beginning of period	$12.83	$11.40	$9.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	– [2]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.81	2.03	1.78	(0.35)
Total from investment operations	0.82	2.03	1.77	(0.34)

Less Distributions:
From net investment income	–	–	– [2]	(0.01)
From net realized gain	–	(0.60)	(0.02)	–
Total distributions	–	(0.60)	(0.02)	(0.01)

Redemption fee proceeds[1]	– [2]	– [2]	– [2]	–

Net asset value, end of period	$13.65	$12.83	$11.40	$9.65

Total return[3]	6.39%[5]	17.87%	18.31%	(3.43)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,009	$11,422	$4,118	$1,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[6]	4.96%	9.28%	19.35%[6]
After fees waived and expenses absorbed	0.90%[6]	1.04%[4]	1.15%	1.15%[6]
Ratio of net investment income (loss) to average net assets :
Before fees waived and expenses absorbed	(0.43)%[6]	(3.90)%	(8.19)%	(17.80)%[6]
After fees waived and expenses absorbed	0.17%[6]	0.02%	(0.06)%	0.40%[6]

Portfolio turnover rate	61%[5]	42%	18%	2%[5]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective September 1, 2017, the Advisor has contractually limit the operating expenses to 0.90%. Prior to September 1, 2017, the Advisor had contractually agreed to limit the operating expenses to 1.15%.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.4%
	Communications – 1.4%
3,534	Zayo Group Holdings, Inc.*	$128,920

	Consumer Discretionary – 11.2%
200	Amazon.com, Inc.*	339,960
1,505	Aramark	55,836
2,161	Comcast Corp. - Class A	70,902
944	Home Depot, Inc.	184,174
1,314	Marriott International, Inc. - Class A	166,352
401	O'Reilly Automotive, Inc.*	109,702
1,315	Walt Disney Co.	137,825
		1,064,751

	Consumer Staples – 7.8%
2,844	Conagra Brands, Inc.	101,616
737	Costco Wholesale Corp.	154,018
912	Estee Lauder Cos., Inc. - Class A	130,133
629	Expedia, Inc.	75,600
1,055	PepsiCo, Inc.	114,858
2,482	Pinnacle Foods, Inc.	161,479
		737,704

	Energy – 5.8%
892	Concho Resources, Inc.*	123,408
1,523	EOG Resources, Inc.	189,507
3,165	Halliburton Co.	142,615
873	Phillips 66	98,047
		553,577

	Financials – 13.5%
1,056	Ameriprise Financial, Inc.	147,713
9,771	Bank of America Corp.	275,444
1,284	Chubb Ltd. [1]	163,094
3,060	Intercontinental Exchange, Inc.	225,063
3,224	JPMorgan Chase & Co.	335,941
2,633	Zions Bancorporation	138,733
		1,285,988

	Health Care – 15.1%
3,289	Abbott Laboratories	200,596
1,199	Allergan PLC	199,897
800	Becton, Dickinson and Co.	191,648
1,297	Bio-Techne Corp.	191,891

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,433	Celgene Corp.*	$113,809
1,306	Cigna Corp.	221,955
518	Teleflex, Inc.	138,933
826	Thermo Fisher Scientific, Inc.	171,098
		1,429,827

	Industrials – 11.3%
2,117	AMETEK, Inc.	152,763
685	Boeing Co.	229,824
942	Honeywell International, Inc.	135,695
883	Ingersoll-Rand PLC	79,231
1,116	Norfolk Southern Corp.	168,371
456	Parker-Hannifin Corp.	71,068
598	Roper Technologies, Inc.	164,994
512	Stanley Black & Decker, Inc.	67,999
		1,069,945

	INFORMATION TECHNOLOGY – 24.3%
326	Alphabet, Inc. - Class A*	368,116
2,197	Apple, Inc.	406,687
544	Broadcom Ltd.	131,996
1,562	Microchip Technology, Inc.	142,064
4,381	Microsoft Corp.	432,011
486	NVIDIA Corp.	115,133
1,088	salesforce.com, Inc.*	148,403
968	TE Connectivity Ltd.	87,178
2,345	Visa, Inc. - Class A	310,595
2,083	Worldpay, Inc. - Class A*	170,348
		2,312,531

	Materials – 2.6%
914	Avery Dennison Corp.	93,319
2,313	DowDuPont, Inc.	152,473
		245,792

	Real Estate – 2.5%
911	Digital Realty Trust, Inc.	101,649
2,091	Prologis, Inc.	137,358
		239,007

	Technology – 1.5%
979	Electronic Arts, Inc.*	138,059

	Utilities – 2.4%
1,398	American Water Works Co., Inc.	119,361

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
660	NextEra Energy, Inc.	$110,240
		229,601

	Total Common Stocks
	(Cost $8,679,117)	9,435,702

Principal Amount
	Short-Term Investments – 0.7%
$62,226	UMB Money Market Fiduciary, 0.247%[2]	62,226
	Total Short-Term Investments
	(Cost $62,226)	62,226

	Total Investments – 100.1%
	(Cost $8,741,343)	9,497,928
	Liabilities in Excess of Other Assets – (0.1)%	(5,557)
	Total Net Assets – 100.0%	$9,492,371

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	24.3%
Health Care	15.1%
Financials	13.5%
Industrials	11.3%
Consumer Discretionary	11.2%
Consumer Staples	7.8%
Energy	5.8%
Materials	2.6%
Real Estate	2.5%
Utilities	2.4%
Communications	1.4%
Technology	1.5%
Total Common Stocks	99.4%
Short-Term Investments	0.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $8,741,343)	$9,497,928
Receivables:
Due from Advisor	12,055
Dividends and interest	1,757
Prepaid expenses	17,202
Total assets	9,528,942

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	1,103
Auditing fees	8,891
Custody fees	7,488
Transfer agent fees and expenses	4,119
Fund accounting fees	3,580
Fund administration fees	3,251
Trustees' deferred compensation (Note 3)	858
Trustees' fees and expenses	342
Accrued other expenses	6,939
Total liabilities	36,571

Net Assets	$9,492,371

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,657,161
Accumulated net investment income	28,466
Accumulated net realized gain on investments	50,159
Net unrealized appreciation on investments	756,585
Net Assets	$9,492,371

Class I:
Shares of beneficial interest issued and outstanding	804,753
Net asset value per share	$11.80

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $37)	$55,048
Interest	71
Total investment income	55,119

Expenses:
Advisory fees	21,248
Fund administration fees	18,395
Fund accounting fees	15,010
Custody fees	14,476
Transfer agent fees and expenses	10,898
Auditing fees	10,791
Registration fees	10,538
Legal fees	8,805
Offering costs	8,505
Trustees' fees and expenses	3,646
Shareholder servicing fees (Note 7)	3,249
Chief Compliance Officer fees	2,067
Miscellaneous	1,409
Shareholder reporting fees	1,166
Insurance fees	723
Total expenses	130,926
Advisory fees waived	(21,248)
Other expenses absorbed	(82,056)
Net expenses	27,622
Net investment income	27,497

Realized and Unrealized Gain:
Net realized gain on investments	19,338
Net change in unrealized appreciation/depreciation on investments	186,255
Net realized and unrealized gain	205,593

Net Increase in Net Assets from Operations	$233,090

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Period March 31, 2017* through December 31, 2017
Increase in Net Assets from:
Operations:
Net investment income	$27,497	$25,767
Net realized gain on investments	19,338	29,854
Net change in unrealized appreciation/depreciation on investments	186,255	570,330
Net increase in net assets resulting from operations	233,090	625,951

Distributions to Shareholders:
From net investment income	-	(25,009)
Total distributions to shareholders	-	(25,009)

Capital Transactions:
Class I:
Net proceeds from shares sold	2,418,864	6,283,035
Reinvestment of distributions	-	24,055
Cost of shares redeemed	(39,909)	(27,706)
Net increase in net assets from capital transactions	2,378,955	6,279,384

Total increase in net assets	2,612,045	6,880,326

Net Assets:
Beginning of period	6,880,326	-
End of period	$9,492,371	$6,880,326

Accumulated net investment income	$28,466	$969

Capital Share Transactions:
Class I:
Shares sold	205,575	602,967
Shares reinvested	-	2,127
Shares redeemed	(3,418)	(2,498)
Net increase in capital share transactions	202,157	602,596

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Period March 31, 2017* through December 31, 2017
Net asset value, beginning of period	$11.42	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.07
Net realized and unrealized gain on investments	0.34	1.39
Total from investment operations	0.38	1.46

Less Distributions:
From net investment income	-	(0.04)

Net asset value, end of period	$11.80	$11.42

Total return[2]	3.33%[3]	14.64%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,492	$6,880

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%[4]	5.85%[4]
After fees waived and expenses absorbed	0.65%[4]	0.65%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.78)%[4]	(4.40)%[4]
After fees waived and expenses absorbed	0.65%[4]	0.80%[4]

Portfolio turnover rate	16%[3]	22%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2018 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund, Strategic Credit Fund, Value Equity Fund, Small Cap Equity Fund, and Core Equity Fund are diversified Funds. The International Equity Fund is a non-diversified Fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Core Equity Fund incurred offering costs of approximately $32,657, which are being amortized over a one-year period from March 31, 2017 (commencement of operations).

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2018, the Saul Global Opportunities Fund had 10 outstanding forward currency contracts sold short.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2014-2017, and as of and during the six months ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Saul Global Opportunities Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

	Investment Advisors	Investment Advisory Fees
Saul Global Opportunities Fund	Aristotle Capital Management, LLC	0.90%
International Equity Fund	Aristotle Capital Management, LLC	0.80%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

	Agreement Expires	Total Limit on Annual Operating Expenses†
Saul Global Opportunities Fund	April 30, 2020	0.98%
International Equity Fund	April 30, 2020	0.93%
Strategic Credit Fund	April 30, 2019	0.62%
Value Equity Fund	April 30, 2020	0.78%
Small Cap Equity Fund	April 30, 2028	0.90%
Core Equity Fund	April 30, 2019	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Saul Global Opportunities Fund	$136,254	$-	$136,254
International Equity Fund	95,199	-	95,199
Strategic Credit Fund	17,192	97,840	115,032
Value Equity Fund	37,768	42,986	80,754
Small Cap Equity Fund	88,687	-	88,687
Core Equity Fund	21,248	82,056	103,304

The respective Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2018	$189,617	$188,666	$225,186	$-	$45,880	$-
2019	188,194	182,340	222,594	68,253	215,062	-
2020	272,495	201,668	207,025	199,037	186,635	167,061
2021	136,254	95,199	115,032	80,754	88,687	103,304
Total	$786,560	$667,873	$769,837	$348,044	$536,264	$270,365

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2018, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2018, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$81,585,451	$42,493,722	$4,874,877	$26,476,132	$37,755,663	$8,743,043

Gross unrealized appreciation	$16,681,629	$3,527,401	$14,589	$1,450,414	$4,052,465	$1,018,402
Gross unrealized depreciation	(3,825,000)	(1,841,058)	(62,372)	(798,879)	(1,708,153)	(263,517)

Net unrealized appreciation (depreciation) on investments	$12,856,629	$1,686,343	$(47,783)	$651,535	$2,344,312	$754,885

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$-	$78,345	$60	$15,032	$1,157	$32,523
Undistributed long-term capital gains	302,694	-	-	47,074	31,091	522
Tax accumulated earnings	302,694	78,345	60	62,106	32,248	33,045

Accumulated capital and other losses	(746,046)	(471,512)	(356,569)	-	-	-
Net unrealized appreciation on investments	17,871,304	2,158,799	51,779	1,009,301	763,317	569,075
Net unrealized appreciation on foreign currency	1,941	1,100	-	-	-	-
Total accumulated earnings (deficit)	$17,429,893	$1,766,732	$(304,730)	$1,071,407	$795,565	$602,120

The tax character of the distributions paid during the fiscal year ended December 31, 2017 and December 31, 2016 were as follows:

	Saul Global Opportunities Fund		International Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$566,147	$518,262	$237,585	$182,108
Net long-term capital gains	62	-	-	-
Total distributions paid	$566,209	$518,262	$237,585	$182,108

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$354,865	$390,142	$62,752	$6,705
Net long-term capital gains	-	-	21,380	-
Total distributions paid	$354,865	$390,142	$84,132	$6,705

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2017	2016	2017
Ordinary income	$40,186	$6,703	$25,009
Net long-term capital gains	370,008	-	-
Total distributions paid	$410,194	$6,703	$25,009

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

At December 31, 2017, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Saul Global Opportunities Fund	$-	$-	$-
International Equity Fund	416,438	55,074	471,512
Strategic Credit Fund	325,089	31,480	356,569
Value Equity Fund	-	-	-
Small Cap Equity Fund	-	-	-
Core Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended December 31, 2017, the Saul Global Opportunities Fund utilized $708,777 of its non-expiring short-term capital loss carryforward, the International Equity Fund utilized $54,007 of its non-expiring long-term capital loss carryforward and the Strategic Credit Fund utilized $49,074 and $33,728 of its non-expiring short-term and long-term capital loss carryforwards, respectively.

The Saul Global Opportunities Fund has $746,046 in qualified late-year losses, which are deferred until fiscal year 2018 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2018 and the year ended December 31, 2017, redemption fees were as follows:

	June 30, 2018	December 31, 2017
Saul Global Opportunities Fund	$64	$1,353
International Equity Fund	3,410	104
Value Equity Fund	479	-
Small Cap Equity Fund	4,049	26

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Note 6 – Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$20,373,600	$29,933,396
International Equity Fund	30,207,679	3,071,656
Strategic Credit Fund	4,408,854	6,474,342
Value Equity Fund	17,284,668	761,199
Small Cap Equity Fund	42,444,823	16,776,257
Core Equity Fund	3,810,822	1,311,531

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Core Equity Fund and the Small Cap Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2018, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[3]	$91,189,584	$-	$-	$91,189,584
Short-Term Investments	3,252,496	-	-	3,252,496
Total Investments	$94,442,080	$-	$-	$94,442,080
Other Financial Instruments[4]
Forward Contracts	$-	$664,019	$-	$664,019
Total Assets	$94,442,080	$664,019	$-	$95,106,099

Liabilities
Other Financial Instruments[4]
Forward Contracts	$-	$15,772	$-	$15,772
Total Liabilities	$-	$15,772	$-	$15,772

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$43,055,800	$-	$-	$43,055,800
Short-Term Investments	1,124,265	-	-	1,124,265
Total Investments	$44,180,065	$-	$-	$44,180,065

Strategic Credit Fund	Level 1***	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$2,381,488	$-	$2,381,488
Corporate Bonds[2]	-	2,445,606	-	2,445,606
Total Investments	$-	$4,827,094	$-	$4,827,094

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$25,049,081	$-	$-	$25,049,081
Short-Term Investments	2,078,586	-	-	2,078,586
Total Investments	$27,127,667	$-	$-	$27,127,667

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$38,141,471	$-	$-	$38,141,471
Exchange-Traded Funds	983,355	-	-	983,355
Short-Term Investments	975,149	-	-	975,149
Total Investments	$40,099,975	$-	$-	$40,099,975

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$9,435,702	$-	$-	$9,435,702
Short-Term Investments	62,226	-	-	62,226
Total Investments	$9,497,928	$-	$-	$9,497,928

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

[3]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

[4]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

***	The Fund did not hold any Level 1 securities at period end.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2017, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund and from December 31, 2017 to June 30, 2018, represented by recognizing the June 30, 2018 market value of securities:

Saul Global Opportunities Fund
Transfers into Level 1	$3,655,209
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$3,655,209

Transfers into Level 2	$-
Transfers out of Level 2	(3,655,209)
Net transfers in (out) of Level 2	$(3,655,209)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Saul Global Opportunities Fund invested in forward contracts during the six months ended June 30, 2018.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2018 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Saul Global Opportunities Fund	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Contracts	$664,019	$15,772
Total			$664,019	$15,772

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 for the Saul Global Opportunities Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(43,131)	$(43,131)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$804,057	$804,057

The quarterly average volumes of derivative instruments as of June 30, 2018 are as follows:

	Derivatives not designated as hedging instruments	Long Forward Contracts	Short Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	1	10	11

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$1,006.00	$4.88
Hypothetical (5% annual return before expenses)	1,000.00	1,019.93	4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$1,014.00	$4.64
Hypothetical (5% annual return before expenses)	1,000.00	1,020.19	4.65

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$997.40	$3.08
Hypothetical (5% annual return before expenses)	1,000.00	1,021.71	3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$1,002.40	$3.87
Hypothetical (5% annual return before expenses)	1,000.00	1,020.93	3.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$1,063.90	$4.61
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/18	6/30/18	1/1/18-6/30/18
Actual Performance	$1,000.00	$1,033.30	$3.27
Hypothetical (5% annual return before expenses)	1,000.00	1,021.58	3.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

125 Summer Street, Suite 1220

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

489 5th Avenue, 10th Floor

New York, New York 10017

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/2018